Long-term Debt - Schedule of Long-term Debt Instruments (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Debt Instrument [Line Items]
Long-term debt	$ 1,807,507	$ 1,488,821
Less: debt issuance costs	(16,426)	(13,171)
Current portion of long-term debt	7,336	8,201
Long-term debt, less current portion	1,800,171	1,480,620
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Long-term debt	400,000	215,000
Receivable Securitization Facility [Member]
Debt Instrument [Line Items]
Long-term debt	75,000	80,700
Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Long-term debt	23,933	31,292
Senior Notes Due 2024 [Member]
Debt Instrument [Line Items]
Long-term debt	525,000
Senior Notes Due 2021 [Member]
Debt Instrument [Line Items]
Long-term debt		375,000
Senior Notes Due 2022 [Member]
Debt Instrument [Line Items]
Long-term debt	300,000	300,000
Senior Notes Due 2025 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 500,000	$ 500,000